Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - Level 3 [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dori Energy Loan [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 8,745	€ 10,595
Total income recognized in other comprehensive income	799	758
Grant of loan	335
Repayment	(2,259)	(2,378)
Foreign Currency translation adjustments	875	(230)
Balance as at Ending	8,495	8,745
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	10,238	4,967
Total income recognized in other comprehensive income	(31,132)	5,271
Balance as at Ending	€ (20,894)	€ 10,238